UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01612

Prudential Variable Contract Account - 2
(Exact name of registrant as specified in charter)

655 Broad Street
6th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
6th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-716-6422

Date of fiscal year end: December 31

Date of reporting period: 7/1/2022 through 6/30/2023

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-01612
Reporting Period: 07/01/2022 - 06/30/2023
The Prudential Variable Contract Account-2

================= VCA-2 - Subadviser: Jennison Associates LLC ==================

ATLASSIAN CORPORATION PLC

Ticker:       TEAM           Security ID:  G06242111
Meeting Date: AUG 22, 2022   Meeting Type: Special
Record Date:  JUN 24, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Effect Scheme of Arrangement            For       For          Management

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ATLASSIAN CORPORATION PLC

Ticker:       TEAM           Security ID:  G06242104
Meeting Date: AUG 22, 2022   Meeting Type: Special
Record Date:  JUN 24, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Scheme of Arrangement           For       For          Management

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CENTENE CORP.

Ticker:       CNC            Security ID:  15135B101
Meeting Date: SEP 27, 2022   Meeting Type: Special
Record Date:  AUG 10, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Repeal of Classified Board              For       For          Management
2     Permit Shareholders to Call Special     For       For          Management
      Meetings
3     Permit Shareholders to Act by Written   For       For          Management
      Consent
4     Right to Adjourn Meeting                For       For          Management

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CISCO SYSTEMS, INC.

Ticker:       CSCO           Security ID:  17275R102
Meeting Date: DEC 08, 2022   Meeting Type: Annual
Record Date:  OCT 10, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect M. Michele Burns                  For       For          Management
2     Elect Wesley G. Bush                    For       For          Management
3     Elect Michael D. Capellas               For       For          Management
4     Elect Mark S. Garrett                   For       For          Management
5     Elect John D. Harris II                 For       For          Management
6     Elect Kristina M. Johnson               For       For          Management
7     Elect Roderick C. McGeary               For       For          Management
8     Elect Sarah Rae Murphy                  For       For          Management
9     Elect Charles H. Robbins                For       For          Management
10    Elect Brenton L. Saunders               For       For          Management
11    Elect Lisa T. Su                        For       For          Management
12    Elect Marianna Tessel                   For       For          Management
13    Advisory Vote on Executive Compensation For       For          Management
14    Ratification of Auditor                 For       For          Management
15    Shareholder Proposal Regarding Report   Against   For          Shareholder
      on Tax Transparency

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COSTCO WHOLESALE CORP

Ticker:       COST           Security ID:  22160K105
Meeting Date: JAN 19, 2023   Meeting Type: Annual
Record Date:  NOV 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Susan L. Decker                   For       For          Management
2     Elect Kenneth D. Denman                 For       For          Management
3     Elect Richard A. Galanti                For       For          Management
4     Elect Hamilton E. James                 For       For          Management
5     Elect W. Craig Jelinek                  For       For          Management
6     Elect Sally Jewell                      For       For          Management
7     Elect Charles T. Munger                 For       For          Management
8     Elect Jeffrey S. Raikes                 For       For          Management
9     Elect John W. Stanton                   For       For          Management
10    Elect Ron M. Vachris                    For       For          Management
11    Elect Mary Agnes Wilderotter            For       For          Management
12    Ratification of Auditor                 For       For          Management
13    Advisory Vote on Executive Compensation For       For          Management
14    Frequency of Advisory Vote on           1 Year    1 Year       Management
      Executive Compensation
15    Shareholder Proposal Regarding Report   Against   Against      Shareholder
      On Risks From State Policies
      Restricting Reproductive Health Care

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DEERE & CO.

Ticker:       DE             Security ID:  244199105
Meeting Date: FEB 22, 2023   Meeting Type: Annual
Record Date:  DEC 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Leanne G. Caret                   For       For          Management
2     Elect Tamra A. Erwin                    For       For          Management
3     Elect Alan C. Heuberger                 For       For          Management
4     Elect Charles O. Holliday, Jr.          For       For          Management
5     Elect Michael O. Johanns                For       For          Management
6     Elect Clayton M. Jones                  For       For          Management
7     Elect John C. May                       For       For          Management
8     Elect Gregory R. Page                   For       For          Management
9     Elect Sherry M. Smith                   For       For          Management
10    Elect Dmitri L. Stockton                For       For          Management
11    Elect Sheila G. Talton                  For       For          Management
12    Advisory Vote on Executive Compensation For       For          Management
13    Frequency of Advisory Vote on           1 Year    1 Year       Management
      Executive Compensation
14    Ratification of Auditor                 For       For          Management
15    Shareholder Proposal Regarding          Against   Abstain      Shareholder
      Severance Approval Policy

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ESTEE LAUDER COS., INC.

Ticker:       EL             Security ID:  518439104
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Ronald S. Lauder                  For       For          Management
2     Elect William P. Lauder                 For       For          Management
3     Elect Richard D. Parsons                For       For          Management
4     Elect Lynn Forester de Rothschild       For       For          Management
5     Elect Jennifer Tejada                   For       Withhold     Management
6     Elect Richard F. Zannino                For       For          Management
7     Ratification of Auditor                 For       For          Management
8     Advisory Vote on Executive Compensation For       Against      Management

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LAM RESEARCH CORP.

Ticker:       LRCX           Security ID:  512807108
Meeting Date: NOV 08, 2022   Meeting Type: Annual
Record Date:  SEP 09, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Sohail U. Ahmed                   For       For          Management
2     Elect Timothy M. Archer                 For       For          Management
3     Elect Eric K. Brandt                    For       For          Management
4     Elect Michael R. Cannon                 For       For          Management
5     Elect Bethany J. Mayer                  For       For          Management
6     Elect Jyoti K. Mehra                    For       For          Management
7     Elect Abhijit Y. Talwalkar              For       For          Management
8     Elect Rick Lih-Shyng TSAI               For       For          Management
9     Elect Leslie F. Varon                   For       For          Management
10    Advisory Vote on Executive Compensation For       For          Management
11    Ratification of Auditor                 For       For          Management

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LINDE PLC

Ticker:       LIN            Security ID:  G5494J103
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  APR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Stephen F. Angel                  For       For          Management
2     Elect Sanjiv Lamba                      For       For          Management
3     Elect Ann-Kristin Achleitner            For       For          Management
4     Elect Thomas Enders                     For       For          Management
5     Elect Edward G. Galante                 For       For          Management
6     Elect Joe Kaeser                        For       For          Management
7     Elect Victoria Ossadnik                 For       For          Management
8     Elect Martin H. Richenhagen             For       For          Management
9     Elect Alberto Weisser                   For       For          Management
10    Elect Robert L. Wood                    For       For          Management
11    Ratification of Auditor                 For       For          Management
12    Authority to Set Auditor's Fees         For       For          Management
13    Advisory Vote on Executive Compensation For       Against      Management
14    Remuneration Report                     For       For          Management
15    Determination of Price Range for        For       For          Management
      Re-allotment of Treasury Shares
16    Shareholder Proposal Regarding Simple   Against   For          Shareholder
      Majority Vote

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LINDE PLC

Ticker:       LIN            Security ID:  G5494J103
Meeting Date: JAN 18, 2023   Meeting Type: Special
Record Date:  DEC 09, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of Scheme of Arrangement       For       For          Management
2     Amendments to Articles                  For       For          Management
3     Dissolution Merger                      For       For          Management

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LINDE PLC

Ticker:       LIN            Security ID:  G5494J111
Meeting Date: JAN 18, 2023   Meeting Type: Special
Record Date:  DEC 09, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of Scheme of Arrangement       For       For          Management

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MICROSOFT CORPORATION

Ticker:       MSFT           Security ID:  594918104
Meeting Date: DEC 13, 2022   Meeting Type: Annual
Record Date:  OCT 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Reid G. Hoffman                   For       For          Management
2     Elect Hugh F. Johnston                  For       For          Management
3     Elect Teri L. List                      For       For          Management
4     Elect Satya Nadella                     For       For          Management
5     Elect Sandra E. Peterson                For       For          Management
6     Elect Penny S. Pritzker                 For       For          Management
7     Elect Carlos A. Rodriguez               For       For          Management
8     Elect Charles W. Scharf                 For       For          Management
9     Elect John W. Stanton                   For       For          Management
10    Elect John W. Thompson                  For       For          Management
11    Elect Emma N. Walmsley                  For       For          Management
12    Elect Padmasree Warrior                 For       For          Management
13    Advisory Vote on Executive Compensation For       For          Management
14    Ratification of Auditor                 For       For          Management
15    Shareholder Proposal Regarding Cost     Against   Against      Shareholder
      Benefit Analysis of Global Diversity
      and Inclusion Efforts
16    Shareholder Proposal Regarding Report   Against   Against      Shareholder
      on Hiring Practices
17    Shareholder Proposal Regarding          Against   Against      Shareholder
      Managing Climate Risk in Employee
      Retirement Options
18    Shareholder Proposal Regarding Report   Against   Against      Shareholder
      on Government Use of Technology
19    Shareholder Proposal Regarding Risks    Against   Against      Shareholder
      of Developing Military Weapons
20    Shareholder Proposal Regarding Report   Against   For          Shareholder
      on Tax Transparency

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NIKE, INC.

Ticker:       NKE            Security ID:  654106103
Meeting Date: SEP 09, 2022   Meeting Type: Annual
Record Date:  JUL 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Alan B. Graf, Jr.                 For       For          Management
2     Elect Peter B. Henry                    For       For          Management
3     Elect Michelle A. Peluso                For       For          Management
4     Advisory Vote on Executive Compensation For       For          Management
5     Ratification of Auditor                 For       For          Management
6     Amendment to the Employee Stock         For       For          Management
      Purchase Plan
7     Shareholder Proposal Regarding Policy   Against   Against      Shareholder
      to Pause Sourcing of Raw Materials
      from China

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PROCTER & GAMBLE CO.

Ticker:       PG             Security ID:  742718109
Meeting Date: OCT 11, 2022   Meeting Type: Annual
Record Date:  AUG 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect B. Marc Allen                     For       For          Management
2     Elect Angela F. Braly                   For       For          Management
3     Elect Amy L. Chang                      For       For          Management
4     Elect Joseph Jimenez                    For       For          Management
5     Elect Christopher Kempczinski           For       For          Management
6     Elect Debra L. Lee                      For       For          Management
7     Elect Terry J. Lundgren                 For       For          Management
8     Elect Christine M. McCarthy             For       For          Management
9     Elect Jon R. Moeller                    For       For          Management
10    Elect Rajesh Subramaniam                For       For          Management
11    Elect Patricia A. Woertz                For       For          Management
12    Ratification of Auditor                 For       For          Management
13    Advisory Vote on Executive Compensation For       For          Management

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SNOWFLAKE INC

Ticker:       SNOW           Security ID:  833445109
Meeting Date: JUL 07, 2022   Meeting Type: Annual
Record Date:  MAY 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Kelly A. Kramer                   For       For          Management
2     Elect Frank Slootman                    For       For          Management
3     Elect Michael L. Speiser                For       For          Management
4     Frequency of Advisory Vote on           1 Year    1 Year       Management
      Executive Compensation
5     Ratification of Auditor                 For       For          Management

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TESLA INC

Ticker:       TSLA           Security ID:  88160R101
Meeting Date: AUG 04, 2022   Meeting Type: Annual
Record Date:  JUN 06, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Ira Ehrenpreis                    For       For          Management
2     Elect Kathleen Wilson-Thompson          For       For          Management
3     Reduce Director Terms from Three Years  For       For          Management
      to Two Years
4     Elimination of Supermajority            For       For          Management
      Requirement
5     Increase in Authorized Common Stock     For       For          Management
6     Ratification of Auditor                 For       For          Management
7     Shareholder Proposal Regarding Proxy    Against   Against      Shareholder
      Access
8     Shareholder Proposal Regarding Report   Against   Against      Shareholder
      on Effectiveness of Workplace Sexual
      Harassment and Discrimination Policies
9     Shareholder Proposal Regarding Board    Against   Against      Shareholder
      Diversity Aligned with Customer Base
      and Regional Operations
10    Shareholder Proposal Regarding Report   Against   Against      Shareholder
      on The Impact of Mandatory Arbitration
      Policies
11    Shareholder Proposal Regarding          Against   Against      Shareholder
      Lobbying Activity Alignment with the
      Paris Agreement
12    Shareholder Proposal Regarding Policy   Against   Against      Shareholder
      on Freedom of Association
13    Shareholder Proposal Regarding Report   Against   Against      Shareholder
      on Ending Child Labor
14    Shareholder Proposal Regarding Water    Against   Against      Shareholder
      Risk Exposure

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prudential Variable Contract Account - 2

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 22, 2023

POWER OF ATTORNEY
for the PGIM Open End Fund Complex

The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick
Ellen S. Alberding	Laurie Simon Hodrick

/s/ Kevin J. Bannon	/s/ Christian J. Kelly
Kevin J. Bannon	Christian J. Kelly

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Brian K. Reid
Linda W. Bynoe	Brian K. Reid

/s/ Barry H. Evans	/s/ Russ Shupak
Barry H. Evans	Russ Shupak

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

Dated: March 30, 2023

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund

Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.

Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.